Contingencies and Commitments (Details) - Schedule of guarantees given in relation to subsidiary's business activities - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Shares delivered to cover simultaneous forward sales transactions:
Santiago Securities Exchange, Stock Exchange	$ 47,684	$ 85,302
Electronic Chilean Securities Exchange, Stock Exchange	20,227	6,843
Fixed income securities to guarantee CCLV system:
Fixed income securities to guarantee CCLV system, Santiago Securities Exchange, Stock Exchange	10,000	7,985
Shares delivered to guarantee equity lending and short-selling:
Shares delivered to guarantee equity lending, Electronic Chilean Securities Exchange, Stock Exchange	2,858	382
Total	$ 80,769	$ 100,512